Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		95 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenue
Expenses
Consulting fees	39,894		40,792		114,186
Foreign exchange loss	11		680		691
General and administrative	3,825	227	2,428	1,855	8,977
Management fees	22,500	19,500	81,000	60,000	316,500
Mineral exploration costs	6,112		15,924		22,036
Professional fees	10,702	325	1,525	550	13,252
Total Expenses	83,044	20,052	142,349	62,405	475,642
Net Loss and Comprehensive Loss	$ (83,044)	$ (20,052)	$ (142,349)	$ (62,405)	$ (475,642)
Net Loss Per Share, Basic and Diluted	$ (0.01)		$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	12,825,000	8,002,198	9,645,479	8,000,000